Cash and Bank Balances (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
	2021	2022
	RM	RM	USD
Cash and bank balances	2,782,773	3,953,991	898,124
Cash at share trading accounts	340,174	42,004	9,541
Total	3,122,947	3,995,995	907,665

Summary of Cash and Cash Equivalents Not Denominated in Functional Currency	The above balances that are not denominated in the functional curr e ncy are as follows:
	2021	2022
	RM	RM
Singapore dollar	5,225	12,605
United States dollar	72,037	20,326